Expense Example - FidelityAdvisorDiversifiedStockFund-OPRO - FidelityAdvisorDiversifiedStockFund-OPRO - Fidelity Advisor Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund - Class O	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518